UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ 1 ]; Amendment Number:



This Amendment (Check only one.):	[ X ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Summit Global Management, Inc.
Address:	9171 Towne Centre Drive
	Suite 465
	San Dieog, Ca 92122
13F File Number:	28-00001
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	Jennifer Finley
Title:    	Operations Manager
Phone:    	858-546-1777
Signature, 	Place,	and Date of Signing:
Jennifer Finley	San Diego, cA  	April 16, 2007
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 7
Form 13F Information Table Value Total: 31234(x$1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- ------- ---  ---- ------- ------------ -------- -------- --------
Artesian Resources Corp.       COM              043113208     1585 76940.000SH       SOLE                76940.000
BHP Billiton Ltd ADR	       COM              088606108      571 11780.000SH       SOLE                11780.000
Watts Water Technology Inc.    COM              942749102    12303 323520.00SH       SOLE               323520.000
iShares Silver Trust	       COM              46428Q109     9897 74130.000SH       SOLE                74130.000
ASA Limited    		       COM              G3156P103     5881 90930.000SH       SOLE                90930.000
Agrium Inc                     COM              008916108      542 14140.000SH       SOLE                14140.000
Timberland Co. Cl-A(TBL)       COM              887100105      455 17480.000SH       SOLE                17480.000